CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Total	Ordinary shares	Additional paid-in capital		Retained earnings	Retained earnings Ordinary shares	Retained earnings Preference shares	Cumulative foreign currency translation adjustments:	Unrealized appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ 0.6	$ 1,201.7		$ 1,502.4			$ (165.5)	$ 84.5	$ 4.3
Capital contribution		$ 268.0
Net income/(loss) for the year		(56.4)
Dividends							$ 0.0	$ (44.5)
Change for the year, net of income taxes									(11.9)	108.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,887.2	0.6	1,469.7	[1]	1,397.2			(177.4)	192.5	4.6
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]	[2]					(4.3)
Net change from current period hedged transactions											0.3
Total accumulated other comprehensive (loss)/income		19.7
Capital contribution		45.0
Net income/(loss) for the year		29.8
Dividends							0.0	(44.5)
Change for the year, net of income taxes									21.4	(157.9)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,774.8	0.6	1,514.7	[1]	1,382.5			(156.0)	34.6	(1.6)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]						0.0
Net change from current period hedged transactions											(6.2)
Total accumulated other comprehensive (loss)/income		(123.0)
Capital contribution		0.0
Net income/(loss) for the year		51.1
Dividends							$ (40.0)	$ (44.6)
Change for the year, net of income taxes									(30.9)	(367.8)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,358.0	$ 0.6	$ 1,514.7	[1]	1,349.0			$ (186.9)	$ (333.2)	13.8
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]						$ 0.0
Net change from current period hedged transactions											$ 15.4
Total accumulated other comprehensive (loss)/income		$ (506.3)

[1]	Additional paid-in capital includes $775.0 million less issue costs of $21.5 million of share premium in relation to preference shares (December 31, 2021 and 2020 — $775.0 million less issue costs of $21.5 million)
[2]	In 2020, the $4.3 million relates to the cumulative effect-adjustment to opening retained earnings as a result of the recognition of current expected credit losses (‘CECL’) in the Company’s available-for-sale investment portfolio and reinsurance recoverables following the adoption of ASU 2016-13.